SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Summary of the share options activities

A summary of the share options activities under the Amended 2016 Plan and the 2018 Plan for the year ended December 31, 2022 is presented below:

		Weighted	Weighted
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	share	price	years	value
		US$		US$
Outstanding at January 1, 2022	4,655,428	2.07
Granted	—	—
Exercised	(228,020)	1.44
Forfeited	(12,800)	0.20
Outstanding at December 31, 2022	4,414,608	2.11	5.38	4,351,057
Exercisable as of December 31, 2022	3,669,818	1.86	5.13	4,305,679

Summary of the restricted share units activities

A summary of the restricted share units activities for the year ended December 31, 2022 is presented below:

		Weighted
		average grant
	Number of	date fair
	shares	value
		US$
Unvested as of January 1, 2022	3,019,048	6.32

Granted	2,683,756	3.98
Vested	(972,642)	5.97
Forfeited	(638,754)	5.85
Cancelled	(200,750)	11.77

Unvested as of December 31, 2022	3,890,658	4.59

Schedule of share-based compensation expenses recognized

Total share-based compensation expenses recognized for the years ended December 31, 2020, 2021 and 2022 were allocated to the following expense items:

	For the Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	643,683	846,833	1,224,796
Selling and marketing expenses	9,945,473	13,292,632	15,433,684
Research and development expenses	10,917,637	17,062,024	22,361,742
General and administrative expenses	18,102,122	16,016,667	19,198,964
Total share-based compensation expense	39,608,915	47,218,156	58,219,186

Share options
Schedule of share-based compensation expenses recognized

Compensation costs recognized for share options for the years ended December 31, 2020, 2021 and 2022 were allocated to the following expense items:

	For the Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	171,501	8,318	—
Selling and marketing expenses	3,012,857	2,235,102	1,936,414
Research and development expenses	4,895,748	4,018,126	3,862,189
General and administrative expenses	9,614,592	6,649,255	5,008,382
Total share options compensation expense	17,694,698	12,910,801	10,806,985

Restricted share units
Schedule of share-based compensation expenses recognized

Compensation costs recognized for restricted share units for the years ended December 31, 2020, 2021 and 2022 were allocated to the following expense items:

	For the Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	472,182	838,515	1,224,796
Selling and marketing expenses	6,932,616	11,057,530	13,497,270
Research and development expenses	6,021,889	13,043,898	18,499,553
General and administrative expenses	8,487,530	9,367,412	14,190,582
Total restricted share units compensation expense	21,914,217	34,307,355	47,412,201